Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Redeemable Convertible Preferred Stock
Summary of Series A redeemable convertible preferred stock

Preferred shares authorized	3,017,488
Issuance dates	February, April and May 2014
Preferred shares issued and outstanding	3,015,902
Redemption value/liquidation preference	$9,020,637/$6,777,338
Carrying value	$7,304,914